COMPREHENSIVE INCOME STATEMENTS - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Statement of Comprehensive Income [Abstract]
Net income	$ 88,136	$ 72,361	$ 72,738
Other comprehensive income (loss), net of tax:
Net change related to derivatives	24	(14)	6
Net change related to investments	957	(1,444)	(5,360)
Translation adjustments and other	(228)	(207)	(1,146)
Other comprehensive income (loss)	753	(1,665)	(6,500)
Comprehensive income	$ 88,889	$ 70,696	$ 66,238